Property and Equipment	12 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 2	PROPERTY AND EQUIPMENT

At September 30, 2011 and September 30, 2010 property and equipment is as follows:

	September 30, 2011	September 30, 2010

Computer Equipment	$8,818	$4,908
Website Costs	1,500	-
Less accumulated depreciation and amortization	(3,848)	(2,535)

	$6,470	$2,373

Depreciation and amortization expense for the years ended September 30, 2011 and 2010 and the period from August 14, 2007(Inception) to September 30, 2011 was $1,312, $982 and $3,848 respectively.